Note 19 - Tax assets and liabilities - Reconciliation Of Deferred Tax - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes on the exercise Liabilities [Line Items]
Deferred tax liabilities at the beginning	€ 3,392	€ 3,418	€ 3,177
Changes on the exercise liabilities Abstract
Deferred tax liabilities at the end	2,184	3,392	3,418
Decrease in the evolution of the deferred tax assets and liabilities in net terms	561
Estimated amount of temporary differences associated with investments in subsidiaries joint ventures and associates which were not recognized deferred tax liabilities in the accompanying consolidated balance sheets	376	874	656
Pensions [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	0	0	0
Portfolio [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	(367)	(113)	(189)
Investments in subsidiaries [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	0	0	0
Impairment Losses [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	0	0	0
Other [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	(841)	0	0
Secured Tax Assets [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	0	0	0
Tax Losses [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	0	0	0
Charge For Income Tax And Other [Member]
Changes on the exercise liabilities Abstract
Changes on the exercise Liabilities	€ 0	€ 87	€ 430